Note 22 - Income Tax - Earnings Before Income Tax by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Earnings Before Income Tax by Jurisdiction	$ (152,047)	$ 136,535
Domestic Tax Authority [Member] | Canada Revenue Agency [Member]
Earnings Before Income Tax by Jurisdiction	(472,611)	8,257
Foreign Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Earnings Before Income Tax by Jurisdiction	158,448	53,111
Foreign Tax Authority [Member] | Other Foreign Tax Authorities [Member]
Earnings Before Income Tax by Jurisdiction	$ 162,116	$ 75,167